UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  11 East 26th Street
          Suite 1900
          New York, NY 10010


13F File Number:  028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  Managing Member
Phone:  (212) 271-5526


Signature, Place and Date of Signing:

     /s/ Sy Jacobs               New York, NY              February 14, 2013
-----------------------     -----------------------     -----------------------
      [Signature]                [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        79

Form 13F Information Table Value Total:  $496,163
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name
     ---     --------------------     -------------------
      1.      028-11646                JAM Partners, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2012
                                                    JACOBS ASSET MANAGEMENT LLC
COLUMN 1                         COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
                                  TITLE                  VALUE      SHS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS      CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANGERS    SOLE     SHARED NONE
----------------------------   ------------  ---------  --------   ---------  ---  ----  ----------  -------  ---------  ------ ----
AERCAP HOLDINGS NV             SHS           N00985106   17,099    1,246,256   SH         DEFINED     1       1,246,256
AERCAP HOLDINGS NV             SHS           N00985106    4,122      300,422   SH         SOLE        NONE      300,422
ALTISOURCE PORTFOLIO SOLNS S   REG SHS       L0175J104    4,896       56,500   SH         DEFINED     1          56,500
AMERIS BANCORP                 COM           03076K108    4,406      352,772   SH         DEFINED     1         352,772
AMERIS BANCORP                 COM           03076K108    2,406      192,639   SH         SOLE        NONE      192,639
BANK COMM HLDGS                COM           06424J103    2,161      469,810   SH         DEFINED     1         469,810
BANK COMM HLDGS                COM           06424J103    4,662    1,013,440   SH         SOLE        NONE    1,013,440
BERKSHIRE HILLS BANCORP INC    COM           084680107   17,006      712,743   SH         DEFINED     1         712,743
BERKSHIRE HILLS BANCORP INC    COM           084680107    9,448      395,985   SH         SOLE        NONE      395,985
CAPE BANCORP INC               COM           139209100    7,535      867,143   SH         DEFINED     1         867,143
CAPE BANCORP INC               COM           139209100    2,304      265,114   SH         SOLE        NONE      265,114
CATHAY GENERAL BANCORP         COM           149150104    5,625      288,033   SH         DEFINED     1         288,033
CENTER BANCORP INC             COM           151408101    4,996      431,400   SH         DEFINED     1         431,400
CENTURY BANCORP INC MASS       CL A NON VTG  156432106    6,919      209,983   SH         DEFINED     1         209,983
CHARTER FINL CORP WEST PT GA   COM           16122M100    4,347      410,076   SH         DEFINED     1         410,076
CHARTER FINL CORP WEST PT GA   COM           16122M100    8,843      834,248   SH         SOLE        NONE      834,248
CHEVIOT FINL CORP NEW          COM           16677X105    4,762      512,089   SH         SOLE        NONE      512,089
CITIZENS REPUBLIC BANCORP IN   COM NEW       174420307   10,683      563,149   SH         DEFINED     1         563,149
CITIZENS REPUBLIC BANCORP IN   COM NEW       174420307    2,690      141,779   SH         SOLE        NONE      141,779
FIRST CTZNS BANCSHARES INC N   CL A          31946M103    3,319       20,300   SH         DEFINED     1          20,300
FIRST CTZNS BANCSHARES INC N   CL A          31946M103    2,403       14,700   SH         SOLE        NONE       14,700
FIRST FINL BANCORP OH          COM           320209109    5,483      375,000   SH         DEFINED     1         375,000
FIRST FINL BANCORP OH          COM           320209109    9,722      665,009   SH         SOLE        NONE      665,009
FIRST NIAGARA FINL GP INC      COM           33582V108   10,309    1,300,000   SH         DEFINED     1       1,300,000
FIRST NIAGARA FINL GP INC      COM           33582V108    7,074      892,106   SH         SOLE        NONE      892,106
FIRSTMERIT CORP                COM           337915102    2,090      147,289   SH         DEFINED     1         147,289
FIRSTMERIT CORP                COM           337915102    2,581      181,916   SH         SOLE        NONE      181,916
FNB CORP PA                    COM           302520101    3,271      308,004   SH         DEFINED     1         308,004
FNB CORP PA                    COM           302520101    3,491      328,707   SH         SOLE        NONE      328,707
HERITAGE FINL GROUP INC        COM           42726X102    2,803      203,238   SH         DEFINED     1         203,238
HERITAGE FINL GROUP INC        COM           42726X102    8,130      589,575   SH         SOLE        NONE      589,575
HF FINL CORP                   COM           404172108    6,543      499,492   SH         DEFINED     1         499,492
HF FINL CORP                   COM           404172108    2,525      192,768   SH         SOLE        NONE      192,768
HOME BANCORP INC               COM           43689E107    3,917      214,618   SH         DEFINED     1         214,618
HOME BANCORP INC               COM           43689E107    3,774      206,779   SH         SOLE        NONE      206,779
HOMESTREET INC                 COM           43785V102    6,122      239,622   SH         DEFINED     1         239,622
HOMESTREET INC                 COM           43785V102    3,166      123,912   SH         SOLE        NONE      123,912
JPMORGAN CHASE & CO            COM           46625H100   14,290      325,000   SH         DEFINED     1         325,000
JPMORGAN CHASE & CO            COM           46625H100    3,702       84,200   SH         SOLE        NONE       84,200
LAKE SHORE BANCORP INC         COM           510700107    3,356      326,171   SH         DEFINED     1         326,171
LOEWS CORP                     COM           540424108    9,169      225,000   SH         DEFINED     1         225,000
LOUISANA BANCORP INC NEW       COM           54619P104    1,966      117,915   SH         DEFINED     1         117,915
MAINSOURCE FINANCIAL GP INC    COM           56062Y102    2,566      202,497   SH         DEFINED     1         202,497
MAINSOURCE FINANCIAL GP INC    COM           56062Y102    4,010      316,470   SH         SOLE        NONE      316,470
MIDSOUTH BANCORP INC           COM           598039105    5,762      352,402   SH         DEFINED     1         352,402
MIDSOUTH BANCORP INC           COM           598039105    4,026      246,215   SH         SOLE        NONE      246,215
NATIONSTAR MTG HLDGS INC       COM           63861C109    3,098      100,000   SH         DEFINED     1         100,000
NATIONSTAR MTG HLDGS INC       COM           63861C109      592       19,100   SH         SOLE        NONE       19,100
NORTH VALLEY BANCORP           COM NEW       66304M204    4,670      327,950   SH         SOLE        NONE      327,950
NORTHEAST CMNTY BANCORP INC    COM           664112109    1,657      314,493   SH         DEFINED     1         314,493
OCWEN FINL CORP                COM NEW       675746309    9,512      275,000   SH         DEFINED     1         275,000
OCWEN FINL CORP                COM NEW       675746309    1,384       40,000   SH         SOLE        NONE       40,000
OLD NATL BANCORP IND           COM           680033107   12,379    1,042,917   SH         DEFINED     1       1,042,917
OLD NATL BANCORP IND           COM           680033107   11,772      991,774   SH         SOLE        NONE      991,774
ONEIDA FINL CORP MD            COM           682479100    2,013      189,000   SH         SOLE        NONE      189,000
ORIENTAL FINL GROUP INC        COM           68618W100   27,797    2,082,198   SH         DEFINED     1       2,082,198
ORIENTAL FINL GROUP INC        COM           68618W100   26,081    1,953,659   SH         SOLE        NONE    1,953,659
PENNYMAC MTG INVT TR           COM           70931T103   17,413      688,535   SH         DEFINED     1         688,535
PHH CORP                       COM NEW       693320202    9,538      419,232   SH         DEFINED     1         419,232
PHH CORP                       COM NEW       693320202    2,879      126,559   SH         SOLE        NONE      126,559
PROVIDENT FINL HLDGS INC       COM           743868101    8,152      465,806   SH         DEFINED     1         465,806
PROVIDENT FINL HLDGS INC       COM           743868101    1,648       94,183   SH         SOLE        NONE       94,183
RIVERVIEW BANCORP INC          COM           769397100    2,310    1,366,780   SH         SOLE        NONE    1,366,780
S & T BANCORP INC              COM           783859101    5,630      311,544   SH         DEFINED     1         311,544
S & T BANCORP INC              COM           783859101    4,960      274,484   SH         SOLE        NONE      274,484
SIMPLICITY BANCORP             COM           828867101    4,526      302,710   SH         DEFINED     1         302,710
SOUTHERN MO BANCORP INC        COM           843380106    1,349       60,100   SH         SOLE        NONE       60,100
STATE BK FINL CORP             COM           856190103    1,519       95,666   SH         DEFINED     1          95,666
STATE BK FINL CORP             COM           856190103    2,264      142,581   SH         SOLE        NONE      142,581
STERLING BANCORP               COM           859158107    5,224      573,431   SH         DEFINED     1         573,431
STERLING BANCORP               COM           859158107    3,043      334,003   SH         SOLE        NONE      334,003
TRUSTCO BK CORP N Y            COM           898349105    5,259      996,097   SH         DEFINED     1         996,097
UNITED FINANCIAL BANCORP INC   COM           91030T109    2,577      163,928   SH         SOLE        NONE      163,928
WALKER & DUNLOP INC            COM           93148P102    4,998      300,000   SH         DEFINED     1         300,000
WALTER INVT MGMT CORP          COM           93317W102   18,013      418,707   SH         SOLE        NONE      418,707
WASHINGTON BKG CO OAK HBR WA   COM           937303105    6,470      475,071   SH         DEFINED     1         475,071
WASHINGTON BKG CO OAK HBR WA   COM           937303105    9,493      696,961   SH         SOLE        NONE      696,961
WHITE MTNS INS GROUP LTD       COM           G9618E107    8,949       17,376   SH         DEFINED     1          17,376
WILLIS LEASE FINANCE CORP      COM           970646105    8,514      594,934   SH         DEFINED     1         594,934

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